Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Schedule of capital ratios and the capital amounts compliance with regulatory framework for adequately capitalized and well capitalized institutions, by the company and its subsidiary bank

(Amounts Expressed in Thousands)	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
First West Virginia Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Total Capital (to Risk Weighted Assets)	$32,792	22.13%	$11,856	8.0%	$14,821	10.0%
Tier I Capital (to Risk Weighted Assets)	30,938	20.88%	5,928	4.0%	8,892	6.0%
Tier I Capital (to Adjusted Total Assets)	30,938	10.48%	11,809	4.0%	14,761	5.0%
As of December 31, 2011
Total Capital (to Risk Weighted Assets)	$31,494	21.55%	$11,691	8.0%	$14,614	10.0%
Tier I Capital (to Risk Weighted Assets)	29,662	20.30%	5,845	4.0%	8,768	6.0%
Tier I Capital (to Adjusted Total Assets)	29,662	10.46%	11,340	4.0%	14,175	5.0%
Progressive Bank, N.A.
As of December 31, 2012
Total Capital (to Risk Weighted Assets)	$32,608	22.04%	$11,838	8.0%	$14,798	10.0%
Tier I Capital (to Risk Weighted Assets)	30,754	20.78%	5,919	4.0%	8,879	6.0%
Tier I Capital (to Adjusted Total Assets)	30,754	10.43%	11,798	4.0%	14,747	5.0%
As of December 31, 2011
Total Capital (to Risk Weighted Assets)	$31,269	21.43%	$11,674	8.0%	$14,592	10.0%
Tier I Capital (to Risk Weighted Assets)	29,437	20.17%	5,837	4.0%	8,755	6.0%
Tier I Capital (to Adjusted Total Assets)	29,437	10.39%	11,328	4.0%	14,160	5.0%